Consolidated Statements of Comprehensive Income/(Loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income/(Loss) [Abstract]
Income/(loss) for the period	SFr (72,996)	SFr (61,921)	SFr 45,442
Items that may be reclassified to income or loss in subsequent periods (net of tax):
Currency translation differences	0	0	0
Items that will not be reclassified to income or loss in subsequent periods (net of tax):
Re-measurement gains/(losses) on defined-benefit plans	956	726	(1,304)
Other comprehensive income/(loss)	956	726	(1,304)
Total comprehensive income/(loss), net of tax	SFr (72,040)	SFr (61,195)	SFr 44,138